Total
Cambria Trend Following ETF
Cambria Trend Following ETF
Investment Objective
The Fund seeks to track the performance, before fees and expenses, of the Cambria Trend Following Index (the “Underlying Index”).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cambria Trend Following ETF
Management Fee:	0.59%
Distribution and/or Service (12b-1) Fees:	none
Other Expenses:	none	[1]
Acquired Fund Fees and Expenses:	none	[1]
Total Annual Fund Operating Expenses:	none
[1]	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:
| Cambria Trend Following ETF | USD ($)

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in the components of the Underlying Index or in depositary receipts representing components of the Underlying Index. The Underlying Index is designed to provide diversified exposure, including short exposure, to all of the major world asset classes (i.e., stocks, bonds, commodities, and real estate) in the various regions, countries and sectors around the globe, including developed and emerging markets.

The Underlying Index is based on a proprietary algorithm of Cambria Indices, LLC (the “Index Provider”) that seeks to preserve and grow capital, independent of market direction, and produce consistent returns with reduced volatility and manageable drawdowns. A drawdown refers to the “peak-to-trough” decline of an investment over a specified period. The Underlying Index, consistent with long-term trend following parameters, seeks to capture the economic benefit derived from rising and declining trends based on the “moving average” price changes in the commodity, foreign currency, equity and fixed income markets. Moving average refers to the average closing price of a security over a specified period of time, and moving average returns may be used to compare returns over short- and long-term periods.

The Fund is a “fund of funds” that seeks to achieve its investment objective by primarily investing in exchange-traded vehicles (“ETVs”), such as ETFs and exchange-traded products (“ETPs”). The Underlying Index consists of an investable portfolio of ETVs that provide exposure to the major asset classes on a global basis, including equity securities, fixed income securities and other asset classes, such as commodities and currencies. At each quarterly rebalance date, the Underlying Index identifies a group of ETVs that provide exposures to global stocks, to global bonds, and to real assets, such as commodities and real estate. The Underlying Index defines equity exposures to include ETVs that track stock indices, closed-end funds, real estate investment trusts (“REITs”), exchange-traded currency trusts, common stock, preferred stock and convertible securities of issuers of any market capitalization. The Underlying Index defines fixed income exposures to include ETVs that track fixed income indices, exchange-traded notes, securities issued by the U.S. Government and its agencies, sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. The Underlying Index defines commodity and currency exposures to include ETVs that track commodity and currency indices.

At each quarterly rebalance date, the Underlying Index determines the “moving average” price changes in the commodity, foreign currency, equity and fixed income markets based on a comparison of the most recent monthly returns of a futures contract and its long-term moving average returns. If the futures contract’s monthly return is higher than its long-term moving average returns, the Underlying Index takes a “long” position in the corresponding ETV. If the futures contract’s monthly returns are below its long-term moving average returns, the Underlying Index takes a “flat” position in the corresponding ETV. To be “long” means to hold or be exposed to an ETV with the expectation that its value will increase over time. To be “flat” means to move a position to cash and/or a U.S. government bond ETF. The Underlying Index will benefit if it has a long position in an ETV that increases in value. Conversely, the Underlying Index will be adversely impacted if it has a flat position in an ETV that decreases in value.

The Fund expects to employ a replication strategy in seeking to track the performance of the Underlying Index. This means that the Fund will typically seek to invest in substantially all of the components of the Underlying Index in approximately the same weights as they appear in the Underlying Index. If the Fund is unable to fully replicate the Underlying Index, it will use a representative sampling strategy. When sampling, the Fund may invest up to 20% of its net assets in instruments not included in the Underlying Index, but which the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), believes will help the Fund track the Underlying Index, including individual equities (stocks), futures, options, swap contracts, cash and cash equivalents, and money market funds.

The Underlying Index was developed and calculated by the Index Provider, which is not affiliated with the Fund or Cambria. The Underlying Index is rebalanced and reconstituted quarterly. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular sector, industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of the date of this Prospectus, the Fund is not concentrated in any particular sector, industry or group of industries.

Principal Risks

An investment in the Fund involves risk. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to facilitate investors’ ability to identify particular risks and compare them with the risks of other funds. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections titled “Additional Information About the Fund’s Risks” and “Additional Non-Principal Risk Information.”

Commodity Investing Risk. Investing in commodity-related companies may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.

Counterparty Risk. The Fund bears the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due or otherwise fail to perform. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Cyber Security Risk. The Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.

Derivatives Risk. Derivatives, such as futures, options, and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Vehicles and Investment Companies Risk. The risks of investing in securities of ETVs, such as ETFs and ETPs, and investment companies typically reflect the risks of the types of instruments in which the underlying ETV or investment company invests. In addition, with such investments, the Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETVs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer’s credit rating and/or financial condition may cause such issuer’s fixed income securities to decrease in value while experiencing increased volatility and investment risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of a fixed income security generally changes in response to changes in interest rates and may change quickly and without warning in response to issuer defaults and changes in issuer credit ratings.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. issuers. Investments in or exposures to foreign investments entail special risks, including due to differences in information available about foreign issuers; differences in investor protection standards; capital controls risks, including the risk of a jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Foreign investments are subject to fluctuations in currency exchange rates and may be subject to foreign withholding and other taxes.

High Yield Securities Risk. High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Interest Rate Risk. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Risks associated with rising interest rates are heightened given the Federal Reserve’s recent increases in interest rates. To the extent that rates increase substantially and/or rapidly, the Fund may be subject to significant losses.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Recent Events. The respiratory illness COVID-19 has spread worldwide for over two years, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Many instruments experienced reduced liquidity for periods of time. Some sectors of the economy and individual issuers experienced particularly large losses as a result of the pandemic and public safety measures enacted to mitigate the spread of the virus. Although, some global economies have re-opened in recent months, others have struggled to control the spread of the virus and re-open their economies. As a result, the impact of COVID-19 may continue to be felt by global markets, economic sectors, and individual issuers for an extended period of time, which, in turn, may continue to affect adversely the value and liquidity of the Fund’s investments.

In addition, Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. While the extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, the war in Ukraine could result in significant market disruptions, including in certain industries or sectors, and may negatively affect global supply chains, inflation and global growth.

Momentum Investing Risk. The Underlying Index may identify securities that have had higher recent price performance compared to other securities. These securities may be more volatile than a broad cross-section of securities. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Underlying Index. As a result, the Fund expects to hold components of the Underlying Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Shares may trade above or below their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange.

Quantitative Security Selection Risk. The Underlying Index uses quantitative techniques to determine whether securities should be included in the Underlying Index, and the Underlying Index may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

REIT Risk. The Underlying Index may be comprised of REITs. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Underlying Index, as well as the Fund, will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Short Sale Risk. The Fund, through its investment in ETVs, may engage in “short sale” transactions. If a security is sold short and subsequently has to be bought back at a higher price, the Fund will realize a loss on the transaction. The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may increase the Fund’s exposure to the market, and may increase losses and the volatility of returns.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

Sovereign Debt Securities Risk. Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

Tracking Error Risk. Although the Fund attempts to track the performance of the Underlying Index, the Fund may not be able to duplicate its exact composition or return due to, among other things, fees and expenses paid by the Fund that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels.

Performance

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.